Securities	12 Months Ended
Dec. 31, 2012
Securities

NOTE 2—SECURITIES

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2012
U.S. Treasury securities and obligations of U.S. government agencies	$53,919	$375	$(8)	$54,286
Obligations of states and political subdivisions	72,884	6,946	(24)	79,806
Mortgage-back securities in government sponsored entities	67,814	1,854	(233)	69,435

Total debt securities	194,617	9,175	(265)	203,527
Equity securities in financial institutions	481	—	(47)	434

Total	$195,098	$9,175	$(312)	$203,961

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. Treasury securities and obligations of U.S. government agencies	$49,305	$399	$—	$49,704
Obligations of states and political subdivisions	61,508	5,240	(12)	66,736
Mortgage-back securities in government sponsored entities	85,063	2,582	(128)	87,517

Total debt securities	195,876	8,221	(140)	203,957
Equity securities in financial institutions	481	195	—	676

Total	$196,357	$8,416	$(140)	$204,633

The amortized cost and fair value of securities at year end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$7,444	$7,516
Due from one to five years	16,468	16,574
Due from five to ten years	21,059	22,525
Due after ten years	81,832	87,476
Mortgage-backed securities in government sponsored entities	67,814	69,436
Equity securities in financial institutions	481	434

Total	$195,098	$203,961

Securities with a carrying value of $147,204 and $156,114 were pledged as of December 31, 2012 and 2011, respectively, to secure public deposits, other deposits and liabilities as required or permitted by law.

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows.

	2012	2011
Sale proceeds	$12,982	$310
Gross realized gains	99	—
Gross realized losses	(59)	—
Gains from securities called or settled by the issuer	—	5
Losses from securities called or settled by the issuer	—	(13)

Debt securities with unrealized losses at year end 2012 and 2011 not recognized in income are as follows.

	12 Months or less		More than 12 months		Total
2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,184	$(8)	$—	$—	$6,184	$(8)
Obligations of states and political subdivisions	$1,440	$(22)	$465	$(2)	$1,905	$(24)
Mortgage-backed securities in gov’t sponsored entities	7,907	(215)	2,122	(18)	10,029	(233)
Equity securities in financial institutions	434	(47)	—	—	434	(47)

Total temporarily impaired	$15,965	$(292)	$2,587	$(20)	$18,552	$(312)

	12 Months or less		More than 12 months		Total
2011	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Obligations of states and political subdivisions	$1,309	$(10)	$160	$(2)	$1,469	$(12)
Mortgage-backed securities in gov’t sponsored entities	20,915	(128)	—	—	20,915	(128)

Total temporarily impaired	$22,224	$(138)	$160	$(2)	$22,384	$(140)

The Corporation periodically evaluates securities for other-than-temporary impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income.

The Corporation has assessed each available-for-sale security position for credit impairment. Factors considered in determining whether a loss is temporary include:

•	The length of time and the extent to which fair value has been below cost;

•	The severity of impairment;

•	The cause of the impairment and the financial condition and near-term prospects of the issuer;

•	If the Corporation intends to sell the investment;

•	If it’s more-likely-than-not the Corporation will be required to sell the investment before recovering its amortized cost basis; and

•	If the Corporation does not expect to recover the investment’s entire amortized cost basis (even if the Corporation does not intend to sell the investment).

The Corporation’s review for impairment generally entails:

•	Identification and evaluation of investments that have indications of impairment;

•

Analysis of individual investments that have fair values less than amortized cost, including consideration of length of time investment has been in unrealized loss position and the expected recovery period;

•	Evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment; and

•	Documentation of these analyses, as required by policy.

At December 31, 2012, the Corporation owned nineteen securities that were considered temporarily impaired. The unrealized losses on these securities have not been recognized into income because the issuers’ bonds are of high credit quality, management has the intent and ability to hold these securities for the foreseeable future, and the decline in fair value is largely due to changes in market interest rates. The Corporation also considers sector specific credit rating changes in its analysis. The fair value is expected to recover as the securities approach their maturity date or reset date. The Corporation does not intend to sell until recovery and does not believe selling will be required before recovery.